Average Annual Total Returns{- Franklin Mutual Quest Fund} - Franklin Mutual Series Funds-33 - Franklin Mutual Quest Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R Return Before Taxes Past 1 year	Class R Return Before Taxes Past 5 years	Class R Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 5 years	Class R6 Return Before Taxes Since Inception		Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 5 years	Class Z Return Before Taxes Past 10 years	Blended 70% MSCI World Value-NR + 30% Bloomberg US Corporate High Yield Index (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding) Past 1 year	Blended 70% MSCI World Value-NR + 30% Bloomberg US Corporate High Yield Index (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding) Past 5 years	Blended 70% MSCI World Value-NR + 30% Bloomberg US Corporate High Yield Index (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding) Past 10 years	MSCI World Value Index-NR (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding) Past 1 year	MSCI World Value Index-NR (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding) Past 5 years	MSCI World Value Index-NR (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding) Past 10 years	Bloomberg U.S. Corporate High Yield Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Bloomberg U.S. Corporate High Yield Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	Bloomberg U.S. Corporate High Yield Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	(7.53%)	3.59%	4.80%	(8.43%)	1.54%	2.31%	(4.10%)	2.18%	3.04%	(3.78%)	3.98%	4.63%	(2.38%)	4.49%	5.15%	(1.79%)	5.10%	4.87%	[1]	(1.83%)	5.02%	5.68%	1.55%	7.69%	6.87%	(1.16%)	7.14%	6.76%	7.11%	8.58%	6.80%

[1]	1. Since inception May 1, 2013.